RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Aug. 31, 2019 CAD ($) Share $ / shares	Aug. 31, 2018 CAD ($) Share $ / shares
Disclosure of transactions between related parties [line items]
Stock options granted	3,589,500	2,056,648
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 7.59	$ 3.90
Number of warrants exercised	7,739,205	4,330,837
Warrants exercised, weighted average exercise price | $ / shares	$ 4.00	$ 1.38
Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	879,635
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Stock options granted	685,000	1,461,648
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 4.75	$ 3.63
Aggregate fair value stock options granted to key management personnel | $	$ 1,736,000	$ 2,417,000
Number of warrants exercised	37,500
Warrants exercised, weighted average exercise price | $ / shares	$ 4.00
Key management personnel [Member] | Restricted Stock Units [Member]
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement	631,949	129,962
Aggregate fair value of RSUs granted to key management personnel | $	$ 3,002,000	$ 856,000
Eviana Health Corporation ("Eviana") [Member]
Disclosure of transactions between related parties [line items]
Amount of interest income received on convertible debenture investment | $	$ 374,000